CREDIT SUISSE COMMODITY STRATEGY FUNDS
Credit Suisse Commodity Return Strategy Fund
(the “Fund”)

Supplement dated July 31, 2020
to the Prospectus and Summary Prospectus, each dated February 28, 2020

Effective immediately, Bryant Lie will join Christopher Burton as a portfolio manager of the Fund, and Nelson Louie will no longer be a portfolio manager of the Fund. Accordingly, the Fund’s Prospectus and Summary Prospectus are updated as set out below.

Effective immediately, the section of the Prospectus entitled “Credit Suisse Commodity Return Strategy Fund — Summary — Portfolio Management — Portfolio managers” and the section of the Summary Prospectus entitled “Portfolio Management — Portfolio managers” are deleted in their entirety and replaced with the following:

The Credit Suisse Commodities Management Team is responsible for the day-to-day management of the fund. Christopher Burton, Senior Portfolio Manager and Managing Director, and Bryant Lie, Portfolio Manager and Vice President, are the portfolio managers of the team and have been managing the fund since  2005 and 2020, respectively.

Effective immediately, the section of the Prospectus entitled “Meet the Managers — Commodity Return Strategy Fund” is deleted in its entirety and replaced with the following:

The Credit Suisse Commodities Portfolio Management Team (the “Commodities Team”) is responsible for the day-to-day management of the Commodity Return Strategy Fund.  Christopher Burton and Bryant Lie are the portfolio managers of the team sharing in the day-to-day responsibilities of portfolio management including commodities exposure, portfolio construction and risk management of the Commodity Return Strategy Fund.

Effective immediately, the information in the table under the section of the Prospectus entitled “Meet the Managers” relating to Christopher Burton and Nelson Louie are deleted in their entirety and replaced with the following:

Christopher Burton, Managing Director	Commodity Return Strategy Fund

Mr. Burton is a Portfolio Manager and trader specializing in derivatives. He has been a member of the Commodities Team since 2005. Mr. Burton earned a B.S. in Economics with concentrations in Finance and Accounting from the University of Pennsylvania’s Wharton School of Business.  Mr. Burton is a CFA charter holder.

Bryant Lie, Portfolio Manager and Vice President	Commodity Return Strategy Fund

Bryant Lie is a Portfolio Manager specializing in derivatives.  He has been a member of the Commodities Team since 2012.  Mr. Lie earned a B.S. in Applied Math, Economics, and Mathematics, and a M.S.E in Applied Math from Johns Hopkins University.  Mr. Lie is a CFA charter holder.

Shareholders should retain this supplement for future reference.

July 31, 2020	16-0720 CS-PRO COM-SUMPRO 2020-002

CREDIT SUISSE COMMODITY STRATEGY FUNDS
Credit Suisse Commodity Return Strategy Fund
(the “Fund”)

Supplement dated July 31, 2020
to the Statement of Additional Information dated February 28, 2020

Effective immediately, Bryant Lie will join Christopher Burton as a portfolio manager of the Fund, and Nelson Louie will no longer be a portfolio manager of the Fund.

As a result of such additions, effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The information in the table in the section entitled “Management of the Funds — Portfolio Managers — Portfolio Managers’ Ownership of Securities” relating to the Commodity Return Strategy Fund is hereby deleted in its entirety and replaced with the following:

Fund	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager*
Commodity Return Strategy Fund	Christopher Burton Bryant Lie**	A A

*  Key to Dollar Ranges:

A.  None

B.  $1 – $10,000

C.  $10,001 – $50,000

D.  $50,001 – $100,000

E.  Over $100,000

**Information provided as of July 31, 2020.

The information in the table in the section entitled “Management of the Funds — Portfolio Managers — Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed” relating to Nelson Louie is deleted and the following information is added to such table:

		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Name of Portfolio Manager(s)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Commodity Return Strategy Fund	Bryant Lie***	5	$2,352.7 million	8	$1,896.2 million	5	$1,422.1 million

* As of July 30, 2020, Messrs. Burton and Lie managed 2 accounts which have total assets under management of $26.6 million, and which have additional fees based on the performance of the accounts.

***Information provided as of July 30, 2020.

Shareholders should retain this supplement for future reference.

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